Class A Common Stock Subject to Possible Redemption	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class A Common Stock Subject To Possible Redemption [Abstract]
Class A Common Stock Subject to Possible Redemption

Note 8 — Class A Common Stock Subject to Possible Redemption

The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. As of December 31, 2020, there were 20,650,000 shares of Class A common stock outstanding, which were all subject to possible redemption.

The Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units were recognized in Class A common stock subject to possible redemption as follows:

Gross Proceeds of initial public offering and over-allotment	$206,500,000
Less:
Proceeds allocated to Public Warrants at issuance	(12,183,500)
Offering costs allocated to Class A common stock subject to possible redemption	(11,228,780)
Plus:
Accretion on Class A common stock subject to possible redemption amount	23,412,280
Class A common stock subject to possible redemption	$206,500,000

Note 6 — Class A Common Stock Subject to Possible Redemption

The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 380,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of the Company’s Class A common stock are entitled to one vote for each share. As of September 30, 2021, there were 20,650,000 shares of Class A common stock outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the condensed balance sheet.

The Class A common stock subject to possible redemption reflected on the condensed balance sheet is reconciled on the following table:

Gross proceeds	$206,500,000
Less:
Proceeds allocated to Public Warrants at issuance	(12,183,500)
Offering costs allocated to Class A common stock subject to possible redemption	(11,228,780)
Plus:
Accretion of carrying value to redemption value	23,412,280
Class A common stock subject to possible redemption	$206,500,000